PGIM High Yield Fund Expense Example - PGIM High Yield Fund	Aug. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 397
Expense Example, with Redemption, 3 Years	553
Expense Example, with Redemption, 5 Years	722
Expense Example, with Redemption, 10 Years	1,213
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	1,567
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,545
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	640
R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,184
R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	845
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	218
Expense Example, with Redemption, 10 Years	$ 492